Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Disaggregation of Revenue	The following table includes the Company’s revenues by segment for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	148,769	148,205	301,571	288,092

Teekay Tankers
Conventional Tankers	123,420	246,492	266,169	588,392

Teekay Parent
Offshore Production	12,290	28,787	23,107	74,720
Other	41,001	59,321	93,714	105,655
	53,291	88,108	116,821	180,375

	325,480	482,805	684,561	1,056,859

Income (loss) from Vessel Operations by Segment
The following table includes the Company’s (loss) income from vessel operations by segment for the three and six months ended June 30, 2021 and 2020:

	(Loss) income from Vessel Operations(1)
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	64,736	69,589	135,347	91,327

Teekay Tankers
Conventional Tankers	(119,434)	92,986	(131,277)	213,112

Teekay Parent
Offshore Production	30,543	(11,540)	32,515	(23,808)
Other	(2,965)	(2,531)	(2,378)	(3,231)
	27,578	(14,071)	30,137	(27,039)

	(27,120)	148,504	34,207	277,400
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Reconciliation of Total Segment Assets	A reconciliation of total segment assets to consolidated total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2021	December 31, 2020
	$	$
Teekay LNG – Liquefied Gas Carriers	4,661,759	4,647,242
Teekay Tankers – Conventional Tankers	1,593,712	1,743,013
Teekay Parent – Offshore Production	18,372	30,845
Teekay Parent – Other	19,148	60,002
Cash and cash equivalents	258,351	348,785
Other assets not allocated	98,435	132,425
Eliminations	(13,176)	(16,400)
Consolidated total assets	6,636,601	6,945,912